Investments	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Nonparticipant-Directed Investment [Line Items]
Investments
4.
Investments

Each participating retirement plan has a divided interest in the Master Trust. Net investment income (loss) for the Plan is based upon its actual holdings of the net assets of the Master Trust.

Investments at fair value and contract value of the Master Trust and the Plan’s interest in the Master Trust consisted of the following at December 31:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments
Mutual funds	$391,640,435	$380,472,558	$133,511,483	$130,721,928
Worthington Enterprises common shares	13,204,014	12,912,027	10,746,147	10,499,596
Worthington Steel common shares[1]	-	-	6,930,870	6,769,469
Common collective trust funds	64,185,582	62,927,118	262,849,675	254,608,637
Total investments at fair value	469,030,031	456,311,703	414,038,175	402,599,630
Total investments at contract value	19,732,667	19,462,633	25,382,333	25,165,507
Total	$488,762,698	$475,774,336	$439,420,508	$427,765,137

(1) Effective after the close of business on April 7, 2025, the Company liquidated all remaining balances in the Worthington Steel stock fund.

Net investment income of the Master Trust consisted of the following for the years ended December 31:

	2025	2024
Investment income for the Master Trust:
Interest and dividend income	$13,392,170	$7,276,660
Net appreciation (depreciation) in fair value of investments:
Mutual funds and common collective trust funds	55,075,357	52,694,519
Worthington Enterprises common shares	3,403,225	(4,407,624)
Worthington Steel common shares	(1,707,015)	1,809,787
Total investment income	$70,163,737	$57,373,342

At December 31, 2025 and 2024, the Master Trust held 255,862 and 267,705 common shares of Worthington Enterprises, respectively. The Master Trust received cash dividends from Worthington Enterprises of $162,707 and $152,814 for the years ended December 31, 2025 and 2024, respectively.